SCHEDULE OF RECONCILIATION OF THE STATUTORY TAX RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes	3.90%	5.00%
Change in valuation allowance	(24.90%)	(26.00%)
INCOME TAX BENEFIT	0.00%	0.00%